Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Aug. 27, 2015
Document Effective Date	Sep. 01, 2015
Prospectus Date	Sep. 01, 2015
DREYFUS ACTIVE MIDCAP FUND | Class A
Prospectus:
Trading Symbol	DNLDX
DREYFUS ACTIVE MIDCAP FUND | Class C
Prospectus:
Trading Symbol	DNLCX
DREYFUS ACTIVE MIDCAP FUND | Class I
Prospectus:
Trading Symbol	DNLRX
DREYFUS ACTIVE MIDCAP FUND | Class Y
Prospectus:
Trading Symbol	DNLYX